Trading Assets	12 Months Ended
Mar. 31, 2026
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Trading Assets

6	TRADING ASSETS
Trading assets at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025

	(In millions)
Debt instruments	¥6,476,194	¥5,511,465
Equity instruments	414,023	665,148

Total trading assets	¥6,890,217	¥6,176,613

Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.